Walthausen Small Cap Value Fund
		Schedule of Investments
		April 30, 2020 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Broadwoven Fabric Mils, Man Made Fiber & Silk
19,930	Albany International Corp. - Class A		$ 1,019,220	0.52%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
552,917	Landec Corporation *		6,165,025	3.12%

Construction - Special Trade Contractors
314,620	Ameresco, Inc. - Class A *		5,682,037	2.87%

Deep Sea Foreign Transportation of Freight
71,210	SEACOR Holdings Inc. *		2,012,395	1.02%

Electronic Components & Accessories
149,369	Vishay Intertechnology Inc.		2,478,032	1.25%

Electronic Connectors
34,110	Methode Electronics, Inc.		1,023,982	0.52%

Electric, Gas & Sanitary Services
1,541,100	Atlantic Power Corporation *		3,066,789	1.55%

Electric Lighting & Wiring Equipment
113,520	AZZ Inc.		3,563,393	1.80%

Electromedical & Electrotherapeutic Apparatus
71,900	Natus Medical Incorporated *		1,796,781	0.91%

Farm Machinery & Equipment
15,350	Alamo Group Inc.		1,511,054	0.76%

Fats & Oils
255,400	Darling Ingredients Inc. *		5,258,686	2.66%

Heavy Construction Other Than Building Construction - Contractors
668,366	Great Lakes Dredge & Dock Corporation *		5,908,355
530,305	Williams Industrial Services Group Inc. *		588,639
			6,496,994	3.28%

Household Audio & Video Equipment
98,740	Knowles Corporation *		1,535,407
110,608	Universal Electronics Inc. *		4,565,898
			6,101,305	3.08%

Household Furniture
162,213	Kimball International, Inc. - Class B		1,990,354	1.01%

Instruments for Measuring & Testing of Electricity & Electric Signals
121,857	Allied Motion Technologies, Inc.		3,511,919	1.78%

Measuring & Controlling Devices, NEC
101,210	MTS Systems Corporation		2,152,737	1.09%

Metal Cans
144,690	Silgan Holdings Inc.		4,991,805	2.52%

Metal Forgings & Stampings
115,018	Materion Corporation		5,951,031	3.01%

Millwood, Veneer, Plywood & Structural Wood Members
18,890	American Woodmark Corporation. *		971,135	0.49%

Miscellaneous Electrical Machinery, Equipment & Supplies
115,977	Atkore International Group Inc. *		2,822,880	1.43%

Mobile Homes
182,540	Skyline Champion Corporation *		3,597,863	1.82%

Motors & Generators
48,510	Regal Beloit Corporation		3,444,695	1.74%

National Commercial Banks
109,101	Camden National Corporation		3,573,058
63,378	City Holding Company		4,283,719
72,570	Community Bank System Inc.		4,534,899
117,740	NBT Bancorp Inc.		3,900,726
65,494	Pinnacle Financial Partners, Inc.		2,636,134
			18,928,536	9.57%

Operative Builders
157,599	M/I Homes, Inc. *		4,012,471	2.03%

Ordnance & Accessories, (No Vehicles/Guided Missiles)
452,213	Vista Outdoor Inc. *		4,576,396	2.31%

Printed Circuit Boards
200,189	Kimball Electronics, Inc. *		2,706,555	1.37%

Pulp Mills
524,331	Mercer International Inc. (Canada)		5,285,256	2.67%

Railroad Equipment
314,140	Freightcar America, Inc.		471,210	0.24%

Retail - Retail Stores, NEC
219,390	1-800-Flowers.com, Inc. - Class A *		4,210,094	2.13%

Sanitary Services
197,566	Heritage-Crystal Clean, Inc. *		3,625,336	1.83%

Savings Institution, Federally Chartered
164,993	OceanFirst Financial Corp.		2,780,132	1.41%

Semiconductors & Related Devices
160,730	Kulicke and Soffa Industries, Inc. (Singapore)		3,852,698	1.95%

Services - Equipment Rental & Leasing, NEC
94,323	McGrath RentCorp		5,145,320	2.60%

Services - Help Supply Services
307,920	Kelly Services, Inc. - Class A		4,757,364	2.40%

Services - Management Consulting Services
66,850	The Hackett Group, Inc.		991,385	0.50%

Services - Specialty Outpatient Facilities, NEC
37,190	BioTelemetry, Inc. *		1,737,145	0.88%

Services - To Dwellings & Other Buildings
165,283	ABM Industries Incorporated		5,700,611	2.88%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
56,383	Stepan Company		5,378,938	2.72%

State Commercial Banks
95,750	Bryn Mawr Bank Corp.		2,787,761
125,110	First Bancorp		3,326,675
100,489	First Financial Corporation		3,569,369
36,645	Great Southern Bancorp, Inc.		1,559,978
62,559	Heartland Financial USA, Inc.		2,125,129
86,895	Lakeland Financial Corporation		3,678,265
108,050	Stock Yards Bancorp, Inc.		3,569,972
72,150	TriCo Bancshares		2,173,158
			22,790,307	11.51%

Surety Insurance
177,492	NMI Holdings, Inc. *		2,399,692	1.21%

Title Insurance
122,520	Stewart Information Services Corporation		3,903,487	1.97%

Truck & Bus Bodies
158,271	Miller Industries, Inc.		4,808,273	2.43%

Wholesale - Farm Product Raw Materials
66,650	The Andersons, Inc.		1,131,050	0.57%

Wholesale - Industrial Machinery & Equipment
88,400	Systemax Inc.		1,755,624	0.89%

Total for Common Stocks (Cost $172,561,210)			186,557,992	94.30%

REAL ESTATE INVESTMENT TRUSTS
445,070	UMH Properties, Inc.		5,781,459	2.92%
	(Cost $6,137,053)

MONEY MARKET FUNDS
5,157,102	Fidelity Investments Money Market Government Portfolio -
	Class I 0.16% **		5,157,102	2.61%
	(Cost $5,157,102)

Total Investment Securities			197,496,553	99.83%
	(Cost $183,855,365)

Other Assets in Excess of Liabilities			344,001	0.17%

Net Assets			$197,840,554	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at April 30, 2020.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at April 30, 2020, was $183,855,365. At April 30, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Gain		$ 36,054,662
	Unrealized Loss		(22,413,474)
	Unrealized Gain		$ 13,641,188

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2020:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$186,557,992	$ -	$ -	$ 186,557,992
Real Estate Investment Trusts	5,781,459	-	-	5,781,459
Money Market Funds	5,157,102	-	-	5,157,102
Total	$197,496,553	$ -	$ -	$ 197,496,553

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal quarter ended April 30, 2020.